Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue	$ 5,004	$ 10,884	$ 56,590	$ 46,743
Net operating costs and expenses:
Cost of revenue	1,384	3,840	16,689	15,681
Research and development	2,456	3,108	9,641	12,746
Selling, general and administrative	28,060	29,278	119,016	119,641
Intangible amortization	1,002	1,027	4,031	4,106
Legal settlements	0	(6,891)	(9,391)	0
Total net operating costs and expenses	32,902	30,362	139,986	152,174
Loss from operations	(27,898)	(19,478)	(83,396)	(105,431)
Other (income) expense, net:
(Gain) loss on derivative liability	(10,409)	457	(17,378)	512
Change in fair value of debt and liability instruments	6,114	3,905	4,782	7,189
Interest expense, net	2,481	531	1,963	1,068
(Gain) loss on foreign currency exchange	(4)	6	45	118
Total other (income) expense, net	(1,818)	4,899	(10,588)	8,887
Loss before income taxes			(72,808)	(114,318)
Income tax (benefit) expense			(1)	13
Net loss	$ (26,080)	$ (24,377)	$ (72,807)	$ (114,331)
Net loss per share attributable to common stockholders - basic and diluted
Net loss per share attributable to common stockholders - basic	$ (2.26)	$ (8.33)	$ (7.24)	$ (44.86)
Net loss per share attributable to common stockholders - diluted	$ (2.26)	$ (8.33)	$ (8.05)	$ (44.86)
Weighted average number of shares during the period - basic and diluted
Weighted average number of shares during the period-basic	11,565	2,926	10,061,000	3,722,000
Weighted average number of shares during the period -diluted	11,565	2,926	10,145,000	3,722,000
Comprehensive loss:
Net loss	$ (26,080)	$ (24,377)	$ (72,807)	$ (114,331)
Other comprehensive income:
Changes in fair value attributable to instrument-specific credit risk			6,317	0
Total other comprehensive income			6,317	0
Comprehensive loss			$ (66,490)	$ (114,331)